Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net income	$ 43,146	$ 24,052	$ (932)	$ (17,508)	$ 22,341	$ 40,477	$ 10,082	$ (24,710)	$ 48,758	$ 48,190	$ 7,864
Other comprehensive loss, net of tax									(260)	(7)	(25)
Comprehensive income									$ 48,498	$ 48,183	$ 7,839